Related Party Transactions - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Joint operations [member]
Disclosure of transactions between related parties [line items]
Interest income	$ 1,306	$ 1,532
Net loans made to/(repayments from) related parties	4,851	12,539
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases of goods/services	967,276	1,141,230
Interest income	2,370	826
Interest expense		11
Dividends received	126,187	509,577
Net loans made to/(repayments from) related parties	$ 12,273	$ 14,547